RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Schedule of Classifications of recoverable taxes

	2023	2022
PIS/COFINS exclusion of ICMS (i)	6,490.4	5,992.8
ICMS	436.5	423.2
Income tax and social contributions recoverable	4,087.0	4,607.5
Other	311.2	292.8
Non-current	11,325.1	11,316.3

PIS/COFINS exclusion of ICMS (i)	219.0	73.5
PIS/COFINS	170.4	242.7
ICMS	426.9	542.2
IPI	112.5	131.0
Income tax and social contributions recoverable	2,436.6	1,808.7
Other	70.3	55.4
Current	3,435.7	2,853.5

Total	14,760.8	14,169.8

(i)	As detailed in Note 27.2 - Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from the substitution of tax basis for contribution.